UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number          811-10569
First Funds
(Exact name of registrant as specified in charter)

First Financial Capital Advisors LLC, 300 High Street, Hamilton, Ohio	45012

(Address of principal executive offices)	(Zip code)
Citi Fund Services, 3435 Stelzer Rd., Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: (888) 494-8510
Date of fiscal year end: 4/30/08
Date of reporting period: 7/31/07
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Schedule of Investments.

First Funds Group
First Caliber Equity Fund
Schedule of Portfolio Investments
July 31, 2007
(unaudited)

	Shares	Value
Common Stocks (96.2%)
Consumer Discretionary (12.0%)
American Axle & Manufacturing Holdings, Inc.	103,704	$2,509,637
GameStop Corp. (b)	193,800	7,819,830
Johnson Controls, Inc.	16,800	1,900,920
Omnicom Group, Inc.	73,600	3,817,632
Priceline.com, Inc. (b)	119,584	7,629,459
Sotheby’s	53,000	2,265,750
Wyndham Worldwide Corp.	140,000	4,711,000

		30,654,228

Consumer Staples (4.6%)
NBTY, Inc. (b)	92,500	4,027,450
PepsiCo, Inc.	74,900	4,914,938
Procter & Gamble Co.	46,850	2,898,141

		11,840,529

Energy (10.0%)
ConocoPhillips	135,600	10,961,904
Devon Energy Corp.	104,000	7,759,440
Tesoro Corp.	137,250	6,835,050

		25,556,394

Financial (21.8%)
CB Richard Ellis Group, Inc. (b)	420,800	14,694,335
Discover Financial Services (b)	65,050	1,499,403
Hartford Financial Services Group, Inc.	86,600	7,955,942
IntercontinentalExchange, Inc. (b)	80,650	12,188,634
Morgan Stanley	188,100	12,013,947
Prudential Financial, Inc.	81,000	7,179,030

		55,531,291

Health Care (11.8%)
Medtronic, Inc.	127,000	6,435,090
Merck & Co., Inc.	84,400	4,190,460
Schering-Plough Corp.	338,000	9,646,520
Waters Corp. (b)	66,200	3,856,812
Wellpoint Health Networks, Inc. (b)	81,000	6,084,720

		30,213,602

Industrials (13.2%)
Equifax, Inc.	132,900	5,377,134
Goodrich Corp.	105,000	6,605,550
Honeywell International, Inc.	96,100	5,526,711
Jacobs Engineering Group, Inc. (b)	77,200	4,757,836
Precision Castparts Corp.	81,478	11,167,375
Raytheon Co.	2,700	149,472

		33,584,078

Information Technology (13.1%)
Avnet, Inc. (b)	129,200	4,894,096
Computer Sciences Corp. (b)	67,000	3,730,560
EMC Corp. (b)	200,000	3,702,000
FactSet Research Systems, Inc.	65,000	4,289,350
International Business Machines Corp.	81,550	9,023,508

	Shares	Value
Oracle Corp. (b)	315,400	6,030,448
Western Union Co.	83,000	1,655,850

		33,325,812

Materials (3.2%)
AptarGroup, Inc.	18,000	655,200
USEC, Inc. (b)	446,000	7,488,340

		8,143,540

Telecom Services (3.5%)
AT&T, Inc.	229,450	8,985,262

Utilities (3.0%)
NRG Energy, Inc. (b)	95,000	3,662,250
ONEOK, Inc.	79,500	4,034,625

		7,696,875

Total Common Stocks		252,559,611

Investment Companies (1.7%)
First Elite Money Market Fund (c)	4,271,365	4,271,365

Total Investment Companies		4,271,365

Mutual Fund (4.2%)
Technology Select Sector SPDR	147,000	3,738,210
Ultra S&P 500 Proshares	80,000	7,028,000

Total Mutual Fund		10,766,210

Total Investments (Cost $199,286,019) (a) — 102.1%		260,569,186
Liabilities in excess of other assets — (2.1)%		(5,330,261)

NET ASSETS —100.0%		$255,238,925

Percentages indicated are based on net assets of $255,238,925.

(a)	Represents cost for financial reporting purposes.

(b)	Represents non-income producing securities.

(c)	Affiliate.
SPDR – Standard & Poor’s Depository Receipt
See notes to schedules of portfolio investments.

First Funds
First Sterling Income Fund
Schedule of Portfolio Investments
July 31, 2007
(unaudited)

	Shares	Value
Commercial Paper (2.1%)
Energy (2.1%)
Duke Energy, 5.42%, 8/10/07	2,000,000	$1,996,818

Total Commercial Paper		1,996,818

Corporate Bonds (44.9%)
Aerospace/Defense (1.0%)
General Dynamics Corp., 4.50%, 8/15/10	1,000,000	977,994

Banking, Finance & Insurance (27.5%)
Bank of New York Co., Inc., 3.63%, 1/15/09	2,000,000	1,958,020
Bank One Corp., 6.00%, 2/17/09	1,000,000	1,009,166
BankAmerica Corp., 7.13%, 3/1/09	1,000,000	1,029,047
Capital One Bank, 4.25%, 12/1/08	500,000	491,541
Caterpillar Financial Services Corp., 3.63%, 11/15/07	1,000,000	994,691
Caterpillar Financial Services Corp., 4.30%, 6/1/10	1,000,000	978,501
CitiGroup, Inc., 3.88%, 11/3/08	2,000,000	1,955,776
CitiGroup, Inc., 3.63%, 2/9/09	1,000,000	977,890
CitiGroup, Inc., 4.75%, 12/15/10	1,000,000	970,686
Fifth Third Bank, 3.38%, 8/15/08	2,000,000	1,955,748
General Electric Capital Corp., 4.63%, 9/15/09	1,000,000	988,665
General Electric Capital Corp., 5.88%, 2/15/12	2,000,000	2,039,249
Goldman Sachs Group, Inc., 4.13%, 1/15/08	1,000,000	993,868
Goldman Sachs Group, Inc., 5.70%, 9/1/12	2,000,000	1,988,705
International Lease Finance Corp., 4.50%, 5/1/08	1,000,000	991,501
John Deere Capital Corp., 3.75%, 1/13/09	1,000,000	979,877
Morgan Stanley Dean Witter, 6.60%, 4/1/12	1,150,000	1,194,557
Nuveen Investments, 5.00%, 9/15/10	500,000	470,198
SLM Corp., 4.00%, 1/15/09	1,000,000	967,062
SLM Corp., 4.50%, 7/26/10	500,000	467,571
Textron Financial Corp., 5.13%, 2/3/11	1,000,000	997,516
Washington Mutual, Inc., 5.00%, 3/22/12	1,000,000	969,784
Wells Fargo Co., 3.50%, 4/4/08	1,000,000	986,536

		26,356,155

Computer Peripherals (1.0%)
Cisco Systems, Inc., 5.25%, 2/22/11	1,000,000	994,970

Food & Beverages (0.9%)
McDonald’s Corp., 5.95%, 1/15/08	909,000	910,672

Health Care (1.1%)
Humana, Inc., 6.45%, 6/1/16	1,000,000	1,010,600

Industrial Goods & Services (0.5%)
Weyerhaeuser Co., 6.75%, 3/15/12	500,000	512,686

Medical Instruments (0.5%)
Medtronic, Inc., 4.38%, 9/15/10	500,000	490,214

Multimedia (0.5%)

	Shares	Value
Walt Disney Co., 5.80%, 10/27/08	500,000	503,137

Personal Care (2.6%)
Avon Products, Inc., 6.55%, 8/1/07	500,000	500,000
Clorox Co., 4.20%, 1/15/10	1,000,000	973,653
Procter & Gamble Co., 3.50%, 12/15/08	1,000,000	976,320

		2,449,973

Pharmaceuticals (2.2%)
American Home Products, 6.95%, 3/15/11	2,000,000	2,107,684

Retail (4.0%)
Target Corp., 5.40%, 10/1/08	2,000,000	1,994,566
Wal-Mart Stores, Inc., 4.13%, 7/1/10	900,000	874,610
Wal-Mart Stores, Inc., 4.13%, 2/15/11	1,000,000	963,562

		3,832,738

Software (1.0%)
Oracle Corp., 5.00%, 1/15/11	1,000,000	986,727

Telecommunications (2.1%)
GTE California, Inc., 6.70%, 9/1/09	1,000,000	1,021,962
New York Telephone Co., 6.00%, 4/15/08	500,000	501,601
SBC Communications, Inc., 4.13%, 9/15/09	500,000	487,744

		2,011,307

Total Corporate Bonds		43,144,857

U.S. TREASURY OBLIGATIONS (6.8%)
U.S. Treasury Bonds (6.8%)
5.25%, 11/15/28	3,000,000	3,099,609
6.25%, 8/15/23	3,000,000	3,401,952

Total U.S. TREASURY OBLIGATIONS		6,501,561

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (14.7%)
Fannie Mae (2.2%)
5.00%, 2/25/32	2,191,000	2,150,470

Freddie Mac (12.5%)
5.75%, 12/15/18	2,275,847	2,285,289
5.00%, 9/15/24	2,092,202	2,080,860
4.50%, 2/15/26	2,000,000	1,971,722
5.00%, 10/15/28	3,000,000	2,941,430
5.00%, 10/15/30	2,756,029	2,715,919

		11,995,220

Total U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS		14,145,690

U.S. Government Agency Securities (30.1%)
Fannie Mae (15.0%)
5.25%, 1/15/09	4,000,000	4,017,072
5.25%, 8/1/12	2,000,000	1,999,984
5.00%, 10/25/16	2,317,500	2,289,149
5.25%, 1/2/08	6,000,000	5,997,000

		14,303,205

Federal Home Loan Bank (4.4%)
5.88%, 11/15/07	2,635,000	2,638,818
5.87%, 9/2/08	600,000	605,123
5.89%, 3/30/09	1,000,000	1,014,627

		4,258,568

Freddie Mac (10.7%)
5.50%, 9/15/11	2,318,000	2,349,247
5.65%, 2/23/17	5,000,000	4,956,155

	Shares	Value
6.00%, 6/18/14	3,000,000	2,996,484

		10,301,886

Total U.S. Government Agency Securities		28,863,659

Investment Companies (1.2%)
First Elite Money Market Fund (a)	1,104,527	1,104,527

Total Investment Companies		1,104,527

Total Investments (Cost $96,755,326) (b) — 99.8%		95,757,112
Other assets in excess of liabilities — 0.2%		217,057

NET ASSETS — 100.0%		$95,974,169

Percentages indicated are based on net assets of $95,974,169.

(a)	Represents cost for financial reporting purposes.

(b)	Affiliate
See notes to schedules of portfolio investments.

First Funds Group
First Elite Money Market Fund
Schedule of Portfolio Investments
July 31, 2007
(unaudited)

	Shares	Value
U.S. Government Agency Securities (86.6%)
Federal Farm Credit Bank (53.1%)
5.22%, 8/1/07*	3,500,000	$3,500,000
5.22%, 8/2/07*	3,000,000	2,999,573
5.22%, 8/3/07*	3,000,000	2,999,145
5.23%, 8/6/07*	5,000,000	4,996,443
5.23%, 8/9/07*	5,000,000	4,994,310
5.25%, 8/13/07*	3,000,000	2,994,880
5.24%, 8/16/07*	2,000,000	1,995,763
5.23%, 8/20/07*	4,000,000	3,989,148
5.24%, 9/4/07*	3,000,000	2,985,465
5.24%, 9/7/07*	3,000,000	2,984,183
5.24%, 9/14/07*	2,000,000	1,987,680
5.24%, 9/19/07*	4,000,000	3,972,070
5.25%, 9/27/07*	3,000,000	2,975,680
5.24%, 9/28/07*	3,000,000	2,975,302
5.25%, 10/2/07*	3,000,000	2,973,598
5.24%, 10/5/07*	3,000,000	2,972,321
5.25%, 10/9/07*	3,000,000	2,970,618
5.26%, 10/18/07*	4,000,000	3,955,627
5.25%, 10/19/07*	4,000,000	3,955,146
5.25%, 11/7/07*	3,000,000	2,958,677
5.26%, 11/20/07*	4,000,000	3,937,100

		70,072,729

Federal Home Loan Bank (33.5%)
5.13%, 8/2/07*	3,000,000	2,999,577
5.16%, 8/8/07*	2,000,000	1,998,024
5.21%, 8/10/07*	2,000,000	1,997,450
3.75%, 8/15/07	2,485,000	2,483,614
5.18%, 8/17/07*	3,000,000	2,993,180
5.15%, 8/22/07*	3,000,000	2,991,110
5.20%, 8/24/07*	3,000,000	2,990,158
5.21%, 8/29/07*	2,000,000	1,992,004
5.21%, 8/31/07*	3,000,000	2,987,325
5.26%, 9/12/07*	3,000,000	2,982,000
5.26%, 9/19/07*	3,000,000	2,979,053
5.24%, 9/26/07*	2,000,000	1,984,056
5.25%, 10/17/07*	5,000,000	4,945,243
5.23%, 10/24/07*	2,000,000	1,976,541
5.24%, 11/2/07*	2,000,000	1,973,934
5.20%, 11/16/07*	4,000,000	3,939,961

		44,213,230

Total U.S. Government Agency Securities		114,285,959

Master Demand Notes (13.6%)
Federal Home Loan Bank (13.6%)
5.08%, 11/12/07**	18,000,000	18,000,000

Total Master Demand Notes		18,000,000

Investment Companies (0.2%)
Goldman Sachs Financial Square Federal Fund	285,859	285,859

Value
Total Investment Companies	285,859

Total Investments (Cost $132,571,818) (a) — 100.4%	132,571,818
Other assets in excess of liabilities — (0.4%)	(483,652)

NET ASSETS — 100.0%	$132,088,166

Percentages indicated are based on net assets of $132,088,166.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

*	Discount Note securities. The rate reflected on the Schedule of Portfolio Investments is the effective rate of the security.

**	Variable rate securities. The interest rate on these securities are adjusted periodically to reflect current interest rates. The rate represents the rate that was in effect on July 31, 2007.
See notes to schedules of portfolio investments.

FIRST FUNDS
Notes to Schedules of Portfolio Investments
July 31, 2007
(Unaudited)
1.	Organization:

First Funds (formerly known as the Legacy Funds Group) (the ''Trust’’) was organized as a Massachusetts business trust on November 1, 2001, and is registered under the Investment Company Act of 1940, as amended (the ''1940 Act’’), as an open-end investment company. The Trust presently offers shares of First Caliber Equity (formerly known as The Multi-Cap Core Equity Fund), First Sterling Income (formerly known as The Core Bond Fund), and First Elite Money Market (formerly known as The Federal Money Fund), (individually referred to as a ''Fund’’ and collectively as the “Funds”).

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001 which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders of each class are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

Each Class A and Trust Class share of the Funds represents identical interests in each Fund’s investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Trust Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of First Elite Money Market are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Equity securities are generally valued on the basis of market quotations or official closing prices on the principal exchange on which the securities are traded or by an independent pricing service approved by the Board of Trustees. Equity securities quoted by NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Debt securities are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. Certain securities, such as U.S. Government securities, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to accurately reflect fair value (such as when the value of which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its NAV). The Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. Such valuations received from a pricing service may be established through the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Funds’ financial statement disclosures.

Security Transactions and Related Income:

During the period, security transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-Issued Basis and Delayed Delivery Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Funds segregate cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date. The Funds held no when-issued securities as of July 31, 2007.

Repurchase Agreements:

Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. Each Fund may also invest in overnight tri-party repurchase agreements with multiple dealers and tri-party custodians. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian or tri-party custodian, or in the Federal Reserve/Treasury book-entry system. All repurchase agreements are fully collateralized by U.S. Government securities. As of July 31, 2007, the Funds held no tri-party repurchase agreements.

Variable and Floating Rate Demand and Master Demand Notes:

The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies, financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

3.	Federal Income Tax Information:

As of July 31, 2007, the tax cost and unrealized appreciation/(depreciation) of securities was as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation /
	Tax Cost	Appreciation	Depreciation	(Depreciation)
First Caliber Equity	$199,332,488	$66,027,990	$(4,791,292)	$61,236,698

First Sterling Income	98,311,814	239,183	(2,793,885)	(2,554,702)

First Elite Money Market	132,571,818	—	—	—

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Funds

By (Signature and Title)	/s/ Trent Statczar Trent Statczar, Treasurer

Date	09/24/2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Trent Statczar Trent Statczar, Treasurer

Date	09/24/2007

By (Signature and Title)	/s/ Frank Hall Frank Hall, President

Date	09/24/2007